Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,185,339.30
Total Fee Amount	1,756.12
Total Offset Amount	0.00
Net Fee	$ 1,756.12
Offering Table N/A
Offset Table N/A	N/A